Intangible Assets Other Than Goodwill - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible assets other than goodwill
Acquisition Cost	$ 80,600	$ 84,380
Additions	2,092	0
Accumulated Amortization	(24,973)	(24,955)
Net Book Value	57,719	59,425
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Additions	0	0
Accumulated Amortization	(6,252)	(5,210)
Net Book Value	4,168	5,210
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	34,060	34,060
Additions	2,092	0
Accumulated Amortization	(7,444)	(6,462)
Net Book Value	28,708	27,598
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Additions	0	0
Accumulated Amortization	(11,277)	(9,503)
Net Book Value	24,843	26,617
Favorable lease terms
Intangible assets other than goodwill
Acquisition Cost	0	3,780
Additions	0	0
Accumulated Amortization	0	(3,780)
Net Book Value	$ 0	$ 0